Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income from continuing operations	$ (284,673)	$ (528,468)	$ (4,141,618)
Adjustments to reconcile net (loss)/income from operations to net cash (used in)/ provided by operating activities
Depreciation and amortization	373	5,264	4,655
Impairment loss on receivables	83,410		3,345,284
Write off of property and equipment	3,384
Accrued dividend		85,233
Changes in assets and liabilities
Other receivable and prepaid expense		(56,696)	66,346
Accrued liabilities	(168,720)	(93,774)	107,442
Net cash (used in)/provided by operating activities	(366,226)	(588,441)	(617,891)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(882)
Net proceeds from disposal of subsidiaries		111,368	2,259,728
Net cash provided by investing activities	(882)	111,368	2,259,728
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of Preferred Stock		(1,000,000)	(1,575,000)
Net cash used in financing activities		(1,000,000)	(1,575,000)
NET INCREASE/(DECREASE) IN CASH	(367,108)	(1,477,073)	66,837
EXCHANGE RATE EFFECT ON CASH	8,985	22,420	45,167
CASH - BEGINNING OF PERIOD	663,078	2,117,731	2,005,727
CASH - END OF PERIOD	304,955	663,078	2,117,731
Cash paid during the period for:
Interest
Income taxes			14
Non-cash investing and financing activities:
Cancellation of common stock subject to repurchase	236,400
Relaxation of restricted cash	$ 236,400